Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Par value	$ 0
Deal offerings [member] | Issued capital [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	15,677,143	13,181,190
Proceeds from issue of ordinary shares	$ 146,032	$ 34,584
Private placements [member] | Issued capital [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		6,671,111
Proceeds from issue of ordinary shares		$ 15,010